TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes	$ 9,373	$ 6,832	$ 6,423
Deferred taxes	11,908	(6,074)	(4,473)
Income tax expense	21,281	758	1,950
Domestic	14,084	436	1,190
Foreign	7,197	322	760
Taxes in respect of prior years	$ 21,281	$ 758	$ 1,950